Net Loss Per Share	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net Loss Per Share	Net Loss Per Share
Basic net loss per share is computed by dividing net loss by the weighted-average number of shares of common stock of the Company outstanding during the period. Diluted net loss per share is computed by giving effect to all potential shares of common stock of the Company, including outstanding stock options, warrants, and contingently redeemable preferred stock, to the extent dilutive. Earnings per share calculation for all periods prior to the Business Combination have been retrospectively restated to the equivalent number of shares reflecting the exchange ratio established in the Merger Agreement of 4.3747.
The following table presents the calculation of basic and diluted net loss per share for the Company’s common stock (in thousands, except shares and per share amounts):

	Three Months Ended March 31,
	2023	2022
Numerator:
Net loss for basic and diluted earnings per common share	$(63,312)	$(16,778)
Unpaid cumulative dividends on preferred stock	(4,117)	(9,523)
Net loss allocated to common shareholders	$(67,429)	$(26,301)
Denominator:
Weighted-average shares used in calculating net loss per share, basic and diluted	116,530,963	9,219,499
Net loss per common share, basic and diluted(1)	$(0.58)	$(2.85)
__________________
(1)In periods in which the Company reports a net loss, all potential common shares are excluded from the calculation of diluted weighted average shares outstanding because of their anti-dilutive effect on loss per share.
As of March 31, 2023 and 2022, potential shares of common stock not included in the computation of loss per share because their effect would be antidilutive include the following:

	Three Months Ended March 31,
	2023	2022
Redeemable convertible preferred stock (if converted)	—	129,148,393
Options	14,355,066	16,790,437
RSAs	—	2,535,825
Brookfield SAFE	5,000,000	—
Warrants	16,657,686	985,278
Total	36,012,752	149,459,933
The preferred shares automatically converted into common shares upon the Business Combination at a 1:1 ratio. On February 8, 2023, upon conversion of the preferred shares, the cumulative accrued, declared and unpaid dividends on the preferred shares became payable. The total amount of cumulative accrued, undeclared and unpaid dividends was approximately $241,529 on the Closing Date. As stipulated by the Merger Agreement, this amount was divided by 10 and resulted in the issuance of an additional 24,152,942 common shares. Prior to the Business Combination, the additional 129,148,393 of potential shares of common stock resulting from any such conversion are not included in the computation of diluted net loss per share because doing so would be anti-dilutive.
In connection with the AM SAFE and Brookfield SAFE, see Note 10 - Fair Value, the Company could issue additional potential shares of common stock. Shares related to the AM SAFE were issued on the Closing Date. Shares related to the Brookfield SAFE and AM SAFE warrant have not been issued as of March 31, 2023. The terms of the AM SAFE warrant became exercisable for a fixed number of shares as of the Closing Date, see Note 8 – Warrants. As a result, these potential shares are included in the warrants line item in the potential share table above as of March 31, 2023. The per share issuance price for the Brookfield SAFE upon closing of the Business Combination is the liquidity price as defined in the Brookfield SAFE agreement. As a result of the Business Combination, the Brookfield SAFE became convertible into a maximum number of shares, which is included in the table above for the three months ended March 31, 2023. None of these potential shares of common stock are included in the computation of diluted net loss per share until actually issued because doing so would be anti-dilutive.
Net Loss Per Share
Basic net loss per share is computed by dividing net loss by the weighted-average number of shares of common stock of the Company outstanding during the period. Diluted net loss per share is computed by giving effect to all potential shares of common stock of the Company, including equity-classified share-based compensation, the Brookfield SAFE, warrants, and contingently redeemable preferred stock, to the extent dilutive. Earnings per share calculation for all periods prior to the Business Combination have been retrospectively restated to the equivalent number of shares reflecting the exchange ratio established in the Merger Agreement of 4.3747.
The following table presents the calculation of basic and diluted net loss per share for the Company’s common stock (in thousands, except shares and per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Numerator:
Net loss for basic and diluted earnings per common share	$(26,786)	$(15,929)	$(90,098)	$(32,707)
Unpaid cumulative dividends on preferred stock	—	(9,654)	(4,117)	(19,177)
Net loss allocated to common shareholders	$(26,786)	$(25,583)	$(94,215)	$(51,884)
Denominator:
Weighted-average shares used in calculating net loss per share, basic and diluted	195,537,601	9,222,214	156,472,730	9,222,870
Net loss per common share, basic and diluted(1)	$(0.14)	$(2.77)	$(0.60)	$(5.63)
__________________
(1)In periods in which the Company reports a net loss, all potential common shares are excluded from the calculation of diluted weighted average shares outstanding because of their anti-dilutive effect on loss per share.
As of June 30, 2023 and 2022, potential shares of common stock not included in the computation of loss per share because their effect would be antidilutive include the following:

	June 30,
	2023	2022
Redeemable convertible preferred stock (if converted)	—	129,148,393
Options	17,423,238	16,633,612
RSUs	6,901,360	—
RSAs	—	2,535,825
Brookfield SAFE	5,000,000	—
Warrants	16,657,686	985,278
Total	45,982,284	149,303,108
The preferred shares automatically converted into common shares upon the Business Combination at a 1:1 ratio. On February 8, 2023, upon conversion of the preferred shares, the cumulative accrued, declared and unpaid dividends on the preferred shares became payable. The total amount of cumulative accrued, undeclared and unpaid dividends was approximately $241,529 on the Closing Date. As stipulated by the Merger Agreement, this amount was divided by 10 and resulted in the issuance of an additional 24,152,942 common shares. Prior to the Business Combination, the additional 129,148,393 of potential shares of common stock resulting from any such conversion are not included in the computation of diluted net loss per share because doing so would be anti-dilutive.
In connection with the AM SAFE and Brookfield SAFE, see Note 9 - Fair Value, the Company could issue additional potential shares of common stock. Shares related to the AM SAFE were issued on the Closing Date. Shares related to the Brookfield SAFE and AM SAFE warrant have not been issued as of June 30, 2023. The terms of the AM SAFE warrant became exercisable for a fixed number of shares as of the Closing Date, see Note 7 – Warrants. As a result, these potential shares are included in the warrants line item in the potential share table above as of June 30, 2023. The per share issuance price for the Brookfield SAFE upon closing of the Business Combination is the liquidity price as defined in the Brookfield SAFE agreement. As a result of the Business Combination, the Brookfield SAFE became convertible into a maximum number of shares, which is included in the table above as of June 30, 2023. None of these potential shares of common stock are included in the computation of diluted net loss per share until actually issued because doing so would be anti-dilutive.
Net Loss Per Share
Basic net loss per share is computed by dividing net loss by the weighted-average number of shares of common stock of the Company outstanding during the period. Diluted net loss per share is computed by giving effect to all common stock equivalents of the Company, including equity-classified share-based compensation, the Brookfield SAFE, warrants, and contingently redeemable preferred stock, to the extent dilutive. Earnings per share calculation for all periods prior to the Business Combination have been retrospectively restated to the equivalent number of shares reflecting the exchange ratio established in the Merger Agreement of 4.3747.
The following table presents the calculation of basic and diluted net loss per share for the Company’s common stock (in thousands, except shares and per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Numerator:
Net loss for basic and diluted earnings per common share	$(25,326)	$(22,267)	$(115,424)	$(54,974)
Unpaid cumulative dividends on preferred stock	—	(9,748)	(4,117)	(28,925)
Net loss allocated to common shareholders	$(25,326)	$(32,015)	$(119,541)	(83,899)
Denominator:
Weighted-average shares used in calculating net loss per share, basic and diluted	195,869,537	9,229,781	169,797,443	9,223,884
Net loss per common share, basic and diluted(1)	$(0.13)	$(3.47)	$(0.70)	$(9.10)
__________________
(1)In periods in which the Company reports a net loss, all common stock equivalents are excluded from the calculation of diluted weighted average shares outstanding because of their anti-dilutive effect on loss per share.
As of September 30, 2023 and 2022, common stock equivalents not included in the computation of loss per share because their effect would be antidilutive include the following:

	September 30,
	2023	2022
Redeemable convertible preferred stock (if converted)	—	129,148,393
Options	17,021,827	16,584,305
RSUs	7,042,901	—
RSAs	—	2,535,825
Brookfield SAFE	5,000,000	—
Warrants	16,657,686	985,278
Total	45,722,414	149,253,801
The preferred shares automatically converted into common shares upon the Business Combination at a 1:1 ratio. On February 8, 2023, upon conversion of the preferred shares, the cumulative accrued, declared and unpaid dividends on the preferred shares became payable. The total amount of cumulative accrued, undeclared and unpaid dividends was approximately $241,529 on the Closing Date. As stipulated by the Merger Agreement, this amount was divided by 10 and resulted in the issuance of an additional 24,152,942 common shares. Prior to the Business Combination, the additional 129,148,393 of common stock equivalents resulting from any such conversion are not included in the computation of diluted net loss per share because doing so would be anti-dilutive.
In connection with the AM SAFE and Brookfield SAFE, see Note 9 - Fair Value, the Company could issue additional potential shares of common stock. Shares related to the AM SAFE were issued on the Closing Date. Shares related to the Brookfield SAFE and AM SAFE warrant have not been issued as of September 30, 2023. The terms of the AM SAFE warrant became exercisable for a fixed number of shares as of the Closing Date, see Note 7 – Warrants. As a result, these common stock equivalents are included in the warrants line item in the potential share table above as of September 30, 2023. The per share issuance price for the Brookfield SAFE upon closing of the Business Combination is the liquidity price as defined in the Brookfield SAFE agreement. As a result of the Business Combination, the Brookfield SAFE became convertible into a maximum number of shares, which is included in the table above as of September 30, 2023. None of these common stock equivalents are included in the computation of diluted net loss per share until actually issued because doing so would be anti-dilutive.
Net Loss Per Share
Basic net loss per share is computed by dividing net loss by the weighted-average number of shares of common stock of the Company outstanding during the period. Diluted net loss per share is computed by giving effect to all potential shares of common stock of the Company, including outstanding stock options, warrants, and contingently redeemable preferred stock, to the extent dilutive. Earnings per share calculations for all periods prior to the Business Combination have been retrospectively restated to the equivalent number of shares reflecting the exchange ratio established in the Merger Agreement of 4.3747.
The following table presents the calculation of basic and diluted net loss per share for the Company’s common stock (in thousands, except shares and per share amounts):

	Year Ended December 31,
	2022	2021
Numerator:
Net loss for basic and diluted earnings per common share	$(76,356)	$(46,689)
Unpaid cumulative dividends on preferred stock	(38,672)	(36,758)
Net loss allocated to common shareholders	$(115,028)	$(83,447)
Denominator:
Weighted-average shares used in calculating net loss per share, basic and diluted	9,302,080	8,585,999
Net loss per common share, basic and diluted(1)	$(12.37)	$(9.72)
__________________
(1)In periods in which the Company reports a net loss, all stock-based compensation awards are excluded from the calculation of diluted weighted average shares outstanding because of their anti-dilutive effect on earnings (loss) per share.
As of December 31, 2022 and 2021, potential shares of common stock not included in the computation of loss per share because their effect would be antidilutive include the following:

	Year Ended December 31,
	2022	2021
Redeemable convertible preferred stock (if converted)	129,148,393	129,148,393
Options	14,661,253	16,821,596
RSAs	2,535,825	2,535,825
Warrants	985,278	985,278
Total	147,330,749	149,491,092
Under the organizational documents of the Company, the preferred shares and undeclared dividends are convertible by the holder at any time at their option. In addition, the preferred shares will automatically convert into common shares upon either (i) the determination of the holders of certain requisite preferred shares of the Company (which determination will be submitted for approval by such stockholders in connection with the Business Combination described in Note 1, Description of the Business), or (ii) a firmly underwritten initial public offering of the Company’s shares that satisfies certain requirements (but not, for the avoidance of doubt, upon a business combination with a special purpose acquisition company, such as the Business Combination, unless such conversion is otherwise effected pursuant to clause (i) above). Such conversion would be at a 1:1 ratio, adjusted for certain corporate events. Upon conversion of the preferred shares, the cumulative accrued, declared and unpaid dividends will become payable. The total amount of cumulative accrued, undeclared and unpaid dividend is approximately $237 million. The additional 129,148,393 of potential shares of common stock resulting from any such conversion are not included in the computation of diluted net loss per share in the years ended December 31, 2022 and 2021, respectively, because doing so would be anti-dilutive.
In connection with the AM SAFE and Brookfield SAFE, see Note 7 - Fair Value, the Company could issue additional potential shares of common stock upon closing of the Business Combination. Further, under the AM
SAFE warrant, additional potential shares of common stock could be issued upon closing of the Business Combination and exercise of the warrant. These potential shares of common stock have not been issued as of December 31, 2022. The per share issuance price for the AM SAFE and AM SAFE warrant upon closing of the Business Combination is 100% of the liquidity price. If another qualified liquidity event occurs instead, the issuance price is 90% of the liquidity price. The per share issuance price for the Brookfield SAFE upon closing of the Business Combination or any other qualified liquidity event is the liquidity price as defined in the Brookfield SAFE agreement.